Commitments and Contingencies (Narrative) (Details) $ in Millions	12 Months Ended
	Sep. 30, 2015 USD ($) company	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Commitments And Contingencies [Line Items]
Rent expense	$ 6.0	$ 5.5	$ 5.6
Number Of Service Agreements With Pipeline Companies | company	4
WGL | Washington Gas Light Company | Guarantee on behalf of subsidiary
Commitments And Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 30.7
WGL | WGL Energy Services | Guarantee on behalf of subsidiary
Commitments And Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation	230.1
WGL | WGL Energy Systems | Guarantee on behalf of subsidiary
Commitments And Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation	8.5
WGL | WGL Midstream | Guarantee on behalf of subsidiary
Commitments And Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation	318.3
WGL | Other subsidiaries | Guarantee on behalf of subsidiary
Commitments And Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation	2.0
WGL | External Partners | Performance Guarantee
Commitments And Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 8.1